Business Combinations - Schedule of Intangible Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 04, 2018	Dec. 31, 2019
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, expected amortisation period		10 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, expected amortisation period		5 years
Equals S.A. [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,103
Intangible assets, method of amortisation	Cost approach
Intangible assets, expected amortisation period	3 years
Equals S.A. [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 34,355
Intangible assets, method of amortisation	Multi-period Excess Earnings Method—MEEM
Intangible assets, expected amortisation period	10 years
Equals S.A. [member] | Non compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 1,659
Intangible assets, method of amortisation	With and without method
Intangible assets, expected amortisation period	5 years